Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 170,487	$ 89,780	$ 195,041
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	138,796	150,618	132,141
Write-off impairment and discontinued operations, net	616	15,977	1,284
Stock-based compensation	3,326	1,996	5,211
Amortization of Series A Notes discount (premium) and related issuance costs, net	153	422	(258)
Deferred income taxes and reserve, net	6,579	(8,777)	(28,162)
Loss (gain) on sale of property, plant and equipment	1,197	(1,645)	(1,426)
Loss (gain) on sale of investment	(829)	2,189	(19,151)
Equity in net earnings of affiliated companies and partnerships, net of dividend received(*)	(1,602)	(270)	(8,791)
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade receivables, and prepaid expenses	(91,988)	(65,062)	(84,708)
Decrease (increase) in inventories, net	10,022	(95,363)	(49,724)
Increase (decrease) in trade payables, other payables and accrued expenses	(75,724)	17,225	76,807
Severance, pension and termination indemnities, net	(10,612)	1,879	4,160
Increase (decrease) in advances received from customers	47,961	81,946	(36,396)
Net cash provided by operating activities	198,382	190,915	186,028
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(81,637)	(121,977)	(138,644)
Acquisitions of subsidiaries and business operations (Schedule A)		(12,173)	(229,556)
Investments in affiliated companies and other companies	(4,241)	(13,555)	(4,956)
Proceeds from sale of property, plant and equipment	7,335	15,059	10,667
Proceeds from sale of investments	705	329	27,941
Investment in long-term deposits	(779)	(609)	(14,484)
Proceeds from sale of long-term deposits	2,849	40,396	30,240
Investment in short-term deposits and available-for-sale marketable securities	(340,899)	(88,842)	(189,345)
Proceeds from sale of short-term deposits and available-for-sale marketable securities	299,029	126,306	252,550
Net cash used in investing activities	(117,638)	(55,066)	(255,587)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	1,352	3,833	3,590
Purchase of non-controlling interests		(71,000)
Repayment of long-term loans	(319,601)	(73,666)	(488,657)
Proceeds from long-term loans	122,038	172,303	387,692
Proceeds from issuance of Series A Notes	246,973		283,213
Series A Notes issuance costs	(2,035)		(2,530)
Purchase of treasury shares	(26,006)	(10,101)
Repayment of Series A Notes and convertible debentures	(53,530)	(29,998)
Purchase of convertible debentures of a subsidiary		(2,121)
Dividends paid	(50,616)	(61,633)	(63,137)
Tax benefit in respect of options exercised	161	169	710
Change in short-term bank credit and loans, net	(2,817)	(12,117)	(40,972)
Net cash provided by (used in) financing activities	(84,081)	(84,331)	79,909
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,336)	51,518	10,350
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	202,577	151,059	140,709
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	199,241	202,577	151,059
dividend received from affiliated companies and partnership	9,558	15,107	10,925
Cash paid during the year for:
Income taxes, net	5,734	18,955	60,759
Interest	$ 19,168	$ 10,258	$ 13,524